Adoption of Accounting Standards - Summary of Impact of Adoption, by Segment, on Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 77,401	$ 134,711
Operating expenses
Deferred income tax expense (recovery)	(8,345)	(6,951)
Net (loss) income	(49,120)	10,226
Licensing [Member]
Revenues
Revenues	20,811	100,645
Intelligent Systems [Member]
Revenues
Revenues	45,051	27,023
ASU 2014-09 [Member] | Adjustments Arising from Implementation of ASU 2014-09 [Member] | Licensing [Member]
Operating expenses
Deferred income tax expense (recovery)	1,535
Net (loss) income	4,258
ASU 2014-09 [Member] | Adjustments Arising from Implementation of ASU 2014-09 [Member] | Intelligent Systems [Member]
Operating expenses
Deferred income tax expense (recovery)	(34)
Net (loss) income	(97)
ASU 2014-09 [Member] | Balances Without ASU 2014-09 [Member]
Operating expenses
Deferred income tax expense (recovery)	(6,844)
Net (loss) income	(44,959)
License [Member]
Revenues
Revenues	23,544	101,553
License [Member] | Licensing [Member]
Revenues
Revenues	19,069	98,440
License [Member] | ASU 2014-09 [Member] | Adjustments Arising from Implementation of ASU 2014-09 [Member] | Licensing [Member]
Revenues
Revenues	5,563
License [Member] | ASU 2014-09 [Member] | Balances Without ASU 2014-09 [Member]
Revenues
Revenues	29,107
Systems [Member]
Revenues
Revenues	29,252	17,641
Systems [Member] | Intelligent Systems [Member]
Revenues
Revenues	29,252	17,641
Systems [Member] | ASU 2014-09 [Member] | Adjustments Arising from Implementation of ASU 2014-09 [Member] | Intelligent Systems [Member]
Revenues
Revenues	(272)
Systems [Member] | ASU 2014-09 [Member] | Balances Without ASU 2014-09 [Member]
Revenues
Revenues	28,980
Services [Member]
Revenues
Revenues	2,629	2,086
Services [Member] | ASU 2014-09 [Member] | Balances Without ASU 2014-09 [Member]
Revenues
Revenues	2,629
Recurring [Member]
Revenues
Revenues	21,976	13,431
Recurring [Member] | Licensing [Member]
Revenues
Revenues	1,742	2,205
Recurring [Member] | Intelligent Systems [Member]
Revenues
Revenues	15,799	$ 9,382
Recurring [Member] | ASU 2014-09 [Member] | Adjustments Arising from Implementation of ASU 2014-09 [Member] | Licensing [Member]
Revenues
Revenues	230
Recurring [Member] | ASU 2014-09 [Member] | Adjustments Arising from Implementation of ASU 2014-09 [Member] | Intelligent Systems [Member]
Revenues
Revenues	141
Recurring [Member] | ASU 2014-09 [Member] | Balances Without ASU 2014-09 [Member]
Revenues
Revenues	$ 22,347